OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 8 OTHER LIABILITIES

December 31 (millions of dollars)	2016	2015

Regulatory liabilities	25	24
Other liabilities	3	3

	28	27

The Partnership collects estimated future removal costs related to its transmission and gathering facilities in its current rates and recognizes regulatory liabilities in this respect in the balance sheet. Estimated costs associated with the future removal of transmission and gathering facilities are collected through depreciation as allowed by FERC. These amounts do not represent asset retirement obligations as defined by FASB ASC 410, Accounting for Asset Retirement Obligations.